Inventory	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventory
Inventory

As at	Dec 31, 2017	Dec 31, 2016
Finished goods	65,852	73,325
Raw materials	23,842	30,776
Work in process	9,511	9,292
Obsolescence reserve	(22,489)	(20,586)
Total	76,716	92,807

Inventory costs charged to cost of sales during the year ended December 31, 2017 were $151,125 (2016 - $159,381; 2015 - $83,306), which includes $311 (2016 - $21,412; 2015 - $33,932) of non-cash fair value adjustments related to inventories acquired through business acquisitions. The Company increased its reserve for obsolete inventory by $1,903 during the year ended December 31, 2017.